Related Party Balance and Transactions (Details) - Schedule of Significant Related Party Transactions - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
M-GEN Innovation Company Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	The Company’s sales
Related party transactions amount			$ 26,095
M-GEN Innovation Company Limited1 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Trade nature
Description	The Company’s receipt of sales
Related party transactions amount			(152,869)
M-GEN Innovation Company Limited2 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	The Company’s receipt of advance repaid from M-GEN Innovation Company Limited
Related party transactions amount			(926,047)
Wah Tong Paper Products Group Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Non-trade nature
Description	The Company’s repayment from Wah Tong Paper Products Group Limited
Related party transactions amount			(515,132)
Wah Tong Paper Products Factory Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Non-trade nature
Description	The Company’s repayment from Wah Tong Paper Products Factory Limited
Related party transactions amount			(1,080,604)
Wah Tong Paper Products Factory Limited1 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	The Company’s repayment to Wah Tong Paper Products Factory Limited
Related party transactions amount			89,145
Wah Tung Thai Logistics (Shenzhen) Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Logistic fee incurred by the Company
Related party transactions amount			(6,109)
Wah Tung Thai Logistics (Shenzhen) Limited1 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Trade nature
Description	The Company’s payment on the logistic fee
Related party transactions amount			6,109
Wah Tung Thai Logistics (Shenzhen) Limited2 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Trade nature
Description	The Company’s receipt of sales
Related party transactions amount			(15,998)
Wah Tung Thai Logistics (Shenzhen) Limited3 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	The Company’s repayment to Wah Tung Thai Logistics (Shenzhen) Limited
Related party transactions amount			5,544
Sing Wise Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	The Company’s receipt of sales
Related party transactions amount			(7,072)
Sing Wise Limited1 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	The Company’s repayment to Sing Wise Limited
Related party transactions amount			4,921
Wah Tung Thai Logistics Company Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Transportation expenses incurred by the Company
Related party transactions amount			(10,365)
Wah Tung Thai Logistics Company Limited1 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Trade nature
Description	The Company’s payment to Transportation expenses
Related party transactions amount			14,507
Kunshan Chuangke Printing Products Co., Ltd [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	The Company’s payment on purchase
Related party transactions amount			2,161,721
Yee Woo Paper Packaging (China) Company Limited [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Common control by the shareholders
Nature	Trade nature
Description	Rental expenses incurred by the Company
Related party transactions amount	$ (659,678)	(707,311)	(528,986)
Yee Woo Paper Packaging (China) Company Limited1 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Trade nature
Description	The Company’s payment on the rental expenses
Related party transactions amount	$ 659,678	707,311	865,767
Yee Woo Paper Packaging (China) Company Limited2 [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	The Company’s repayment to Yee Woo Paper Packaging (China) Company Limited
Related party transactions amount			2,062,599
Lai Por [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Controlling shareholder
Nature	Non-trade nature
Description	The Company’s net repayment to shareholders
Related party transactions amount			115,566
Lai Por [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Increase in dividend payable to the Controlling Shareholders
Related party transactions amount			(1,162,197)
Lai Por [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Dividend waived and capitalized as additional paid in capita
Related party transactions amount			1,162,197
Lai Por [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Amount due to shareholders was waived and capitalized as additional paid in capital
Related party transactions amount			1,102,427
Lai Yau Shing [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Controlling shareholder
Nature	Non-trade nature
Description	The Company’s net repayment to shareholders
Related party transactions amount			115,566
Lai Yau Shing [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Increase in dividend payable to the Controlling Shareholders
Related party transactions amount			(1,162,197)
Lai Yau Shing [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Dividend waived and capitalized as additional paid in capital
Related party transactions amount			1,162,197
Lai Yau Shing [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Amount due to shareholders was waived and capitalized as additional paid in capital
Related party transactions amount			1,102,427
Lai Yau Chuen [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Controlling shareholder
Nature	Non-trade nature
Description	The Company’s net repayment to shareholders
Related party transactions amount			115,566
Lai Yau Chuen [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Increase in dividend payable to the Controlling Shareholders
Related party transactions amount			(1,162,197)
Lai Yau Chuen [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Dividend waived and capitalized as additional paid in capital
Related party transactions amount			1,162,197
Lai Yau Chuen [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Amount due to shareholders was waived and capitalized as additional paid in capital
Related party transactions amount			1,102,427
Lai Yau Sang [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Controlling shareholder
Nature	Non-trade nature
Description	The Company’s net repayment to shareholders
Related party transactions amount			115,566
Lai Yau Sang [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Increase in dividend payable to the Controlling Shareholders
Related party transactions amount			(1,162,197)
Lai Yau Sang [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Dividend waived and capitalized as additional paid in capital
Related party transactions amount			1,162,197
Lai Yau Sang [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Amount due to shareholders was waived and capitalized as additional paid in capital
Related party transactions amount			1,102,427
Lai Yau Fai [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Controlling shareholder
Nature	Non-trade nature
Description	The Company’s net repayment to shareholders
Related party transactions amount			115,566
Lai Yau Fai [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Increase in dividend payable to the Controlling Shareholders
Related party transactions amount			(1,162,197)
Lai Yau Fai [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Dividend waived and capitalized as additional paid in capital
Related party transactions amount			1,162,197
Lai Yau Fai [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Amount due to shareholders was waived and capitalized as additional paid in capital
Related party transactions amount			1,102,427
Lai Yau Chi [Member]
Schedule of Significant Related Party Transactions [Line Items]
Relationship	Controlling shareholder
Nature	Non-trade nature
Description	The Company’s net repayment to shareholders
Related party transactions amount			115,566
Lai Yau Chi [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Increase in dividend payable to the Controlling Shareholders
Related party transactions amount			(1,162,197)
Lai Yau Chi [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Dividend waived and capitalized as additional paid in capital
Related party transactions amount			1,162,197
Lai Yau Chi [Member]
Schedule of Significant Related Party Transactions [Line Items]
Nature	Non-trade nature
Description	Amount due to shareholders was waived and capitalized as additional paid in capital
Related party transactions amount			$ 1,102,427